LEASES (Details Narrative)	Dec. 31, 2023
Operating lease, remaining lease term	3 years 6 months 29 days
Minimum [Member]
Finance lease, remaining lease term	2 years 3 months
Imputed interest, rate	7.97%
Maximum [Member]
Finance lease, remaining lease term	4 years
Imputed interest, rate	8.13%